MASSMUTUAL PREMIER FUNDS

Supplement dated December 1, 2017 to the

Prospectus dated February 1, 2017

This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Effective November 1, 2017, the following information replaces the information found on page 11 for the Short-Duration Bond Fund under the heading Portfolio Managers in the section titled Management:

William M. Awad, III is a Managing Director and member of Barings’ Global Fixed Income Team. He has managed the Fund since December 2013.

Nathaniel Barker is a Managing Director and member of Barings’ Multi-Strategy Fixed Income Group. He has managed the Fund since November 2017.

Ronald E. Desautels is a Managing Director and member of Barings’ Global Fixed Income Team. He has managed the Fund since its inception (October 1994).

David L. Nagle is a Managing Director and member of Barings’ Global Fixed Income Team. He has managed the Fund since its inception (October 1994).

Effective November 1, 2017, the following information replaces the information found on page 29 for the Diversified Bond Fund under the heading Portfolio Managers in the section titled Management:

William M. Awad, III is a Managing Director and member of Barings’ Global Fixed Income Team. He has managed the Fund since December 2013.

Nathaniel Barker is a Managing Director and member of Barings’ Multi-Strategy Fixed Income Group. He has managed the Fund since November 2017.

Stephen Ehrenberg, CFA is a Managing Director and member of Barings’ Multi-Strategy Fixed Income Group. He has managed the Fund since November 2017.

David L. Nagle is a Managing Director and member of Barings’ Global Fixed Income Team. He has managed the Fund since its inception (May 1999).

Effective November 1, 2017, the following information supplements the information found on pages 98-100 for Barings LLC (“Barings”) under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds:

Nathaniel Barker

is a Managing Director, a member of the Barings Multi-Strategy Fixed Income Group, and shares principal responsibility for the day-to-day management of the Short-Duration Bond Fund and Diversified Bond Fund. Mr. Barker is also Co-Head of the Investment Grade Corporate Credit Group and leads the Group’s Insurance Practice. Mr. Barker has more than 23 years of experience in the credit market across a variety of sectors. Prior to joining Barings in 2007, he worked as a distressed company consultant with experience representing creditors and debtors in both formal insolvencies and out-of-court restructurings at Kroll Talbot Hughes. Prior to that, he worked in the corporate restructuring groups of KPMG and Arthur Andersen.

Stephen Ehrenberg, CFA

is a Managing Director, a member of the Barings Multi-Strategy Fixed Income Group, and shares principal responsibility for the day-to-day management of the Diversified Bond Fund. Mr. Ehrenberg has more than 15 years of industry experience and his experience has encompassed portfolio management and credit analysis for both investment grade and high yield corporate credit. Prior to joining Barings in 2004, he worked in capital markets at MassMutual as part of the firm’s executive development program.

Effective November 1, 2017, the following information replaces similar information found on pages 99 and 100 for Barings LLC (“Barings”) under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds:

Sean M. Feeley, CFA, CPA

is a Managing Director and Head of Portfolio Management for Barings’ U.S. High Yield Investments Group and shares principal responsibility for the day-to-day management of the High Yield Fund. Mr. Feeley is also a member of the firm’s U.S. High Yield Investment Committee, Global High Yield Committee, and the Global Strategy Committee. His responsibilities include portfolio management for various high yield bond total return strategies. Mr. Feeley has more than 27 years of experience in the credit market across a variety of industries. Prior to joining Barings in 2003, he worked at Cigna Investment Management in project finance and at Credit Suisse in its leveraged finance group.

Charles S. Sanford

is a Managing Director and member of Barings’ Global Fixed Income Team primarily responsible for the day-to-day management of the Core Bond Fund and the Core Bond Segment of the Balanced Fund. Mr. Sanford has over 23 years of industry experience and, prior to joining Barings in 2004, was employed by Booz, Allen and Hamilton and BellSouth.

Douglas M. Trevallion, II, CFA

is a Managing Director and member of Barings’ Global Fixed Income Team primarily responsible for the day-to-day management of the Inflation-Protected and Income Fund, the Core Bond Fund, and the Core Bond Segment of the Balanced Fund. Mr. Trevallion has over 27 years of industry experience. Prior to joining Barings in 2000, Mr. Trevallion was employed at MassMutual.

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B3000M-17-05

MASSMUTUAL PREMIER FUNDS

MassMutual Premier Short-Duration Bond Fund

Supplement dated December 1, 2017 to the

Summary Prospectus dated February 1, 2017

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

Effective November 1, 2017, the following information replaces the information for the Short-Duration Bond Fund found under the heading Portfolio Managers in the section titled Management:

William M. Awad, III is a Managing Director and member of Barings’ Global Fixed Income Team. He has managed the Fund since December 2013.

Nathaniel Barker is a Managing Director and member of Barings’ Multi-Strategy Fixed Income Group. He has managed the Fund since November 2017.

Ronald E. Desautels is a Managing Director and member of Barings’ Global Fixed Income Team. He has managed the Fund since its inception (October 1994).

David L. Nagle is a Managing Director and member of Barings’ Global Fixed Income Team. He has managed the Fund since its inception (October 1994).

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SDB-17-01

MASSMUTUAL PREMIER FUNDS

MassMutual Premier Diversified Bond Fund

Supplement dated December 1, 2017 to the

Summary Prospectus dated February 1, 2017

This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.

Effective November 1, 2017, the following information replaces the information for the Diversified Bond Fund found under the heading Portfolio Managers in the section titled Management:

William M. Awad, III is a Managing Director and member of Barings’ Global Fixed Income Team. He has managed the Fund since December 2013.

Nathaniel Barker is a Managing Director and member of Barings’ Multi-Strategy Fixed Income Group. He has managed the Fund since November 2017.

Stephen Ehrenberg, CFA is a Managing Director and member of Barings’ Multi-Strategy Fixed Income Group. He has managed the Fund since November 2017.

David L. Nagle is a Managing Director and member of Barings’ Global Fixed Income Team. He has managed the Fund since its inception (May 1999).

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DB-17-01

MASSMUTUAL PREMIER FUNDS

Supplement dated December 1, 2017 to the

Statement of Additional Information dated February 1, 2017

This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.

Effective November 1, 2017, the following information replaces similar information for Barings LLC (“Barings”) related to the Short-Duration Bond Fund found on page 152 in the section titled Appendix C—Additional Portfolio Manager Information:

The portfolio managers of the Short-Duration Bond Fund are William M. Awad, III, Nathaniel Barker, Ronald E. Desautels, and David L. Nagle.

Effective November 1, 2017, the following information supplements the information for Barings LLC (“Barings”) related to the Short-Duration Bond Fund found on pages 152-153 in the section titled Appendix C—Additional Portfolio Manager Information:

Other Accounts Managed:

	Number of Accounts Managed*	Total Assets*	Number of Accounts Managed for which Advisory Fee is Performance- Based*	Total Assets*

Nathaniel Barker
Registered investment companies**	10	$5,428 million	0	$0
Other pooled investment vehicles	3	$337 million	0	$0
Other accounts	8	$58,846 million	0	$0

*	The information provided is as of October 31, 2017.
**	Does not include the Short-Duration Bond Fund.

Ownership of Securities:

As of October 31, 2017, Mr. Barker did not own any shares of the Short-Duration Bond Fund. The portfolio managers do not directly own any shares of the Funds, but may have an economic interest in the Funds due to their participation in a deferred compensation plan and/or 401(k) plan.

Effective November 1, 2017, the following information replaces similar information for Barings LLC (“Barings”) related to the Diversified Bond Fund found on page 155 in the section titled Appendix C—Additional Portfolio Manager Information:

The portfolio managers of the Diversified Bond Fund are William M. Awad, III, Nathaniel, Barker, Stephen Ehrenberg, and David L. Nagle.

Effective November 1, 2017, the following information supplements the information for Barings LLC (“Barings”) related to the Diversified Bond Fund found on page 156 in the section titled Appendix C—Additional Portfolio Manager Information:

Other Accounts Managed:

	Number of Accounts Managed*	Total Assets*	Number of Accounts Managed for which Advisory Fee is Performance- Based*	Total Assets*

Nathaniel Barker
Registered investment companies**	11	$6,056 million	0	$0
Other pooled investment vehicles	3	$337 million	0	$0
Other accounts	8	$58,846 million	0	$0

Stephen Ehrenberg
Registered investment companies**	3	$4,607 million	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	0	$0	0	$0

*	The information provided is as of October 31, 2017.
**	Does not include the Diversified Bond Fund.

Ownership of Securities:

As of October 31, 2017, Mr. Barker and Mr. Ehrenberg did not own any shares of the Diversified Bond Fund. The portfolio managers do not directly own any shares of the Funds, but may have an economic interest in the Funds due to their participation in a deferred compensation plan and/or 401(k) plan.

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SAI B3000M-17-05